Leases	6 Months Ended
Jun. 30, 2024
Leases [Abstract]
Leases
Note 14 - Leases
We have various operating leases, principally for office space, storage facilities and operating equipment, which expire at various dates.
Supplemental balance sheet information related to leases is as follows:

(In $ millions)	June 30, 2024	December 31, 2023
Operating leases right-of-use assets	1.4	1.6
Current operating lease liabilities	0.5	0.5
Non-current operating lease liabilities	0.9	1.1
The current portion of the right-of-use assets of $0.5 million is recognized within "Other current assets" (see Note 11 - Other Current Assets) and the non-current portion of the right-of-use assets of $0.9 million is recognized within "Other non-current assets" (see Note 15 - Other Non-Current Assets) in the Unaudited Condensed Consolidated Balance Sheets. The current operating lease liabilities are recognized within "Other current liabilities" (see Note 17 - Other Current Liabilities) and the non-current operating lease liabilities are recognized within "Other non-current liabilities" in the Unaudited Condensed Consolidated Balance Sheets.
Components of lease expenses are comprised of the following:

(In $ millions)	Three months ended June 30, 2024	Three months ended June 30, 2023	Six months ended June 30, 2024	Six months ended June 30, 2023
Rig operating and maintenance expenses	3.3	2.6	6.3	4.9
General and administrative expenses	0.5	0.3	1.0	0.9
Operating lease expense	3.8	2.9	7.3	5.8
Rental income
Effective January 1, 2024, as part of a restructuring of our operations under our joint venture in Mexico, the Company entered into new fixed external bareboat charter agreements for two jack-up rigs and effective April 1, 2024 we entered into further fixed external bareboat charter agreements for three jack-up rigs, which continue to service Opex's contract with Pemex (see Note 6 - Equity Method Investments). Future revenues are based on a blended rate, in line with our revenue recognition policy, as the contract includes daily rates that change over the firm term of the contract.
Revenues from operating leases for the three and six months ended June 30, 2024 of $26.6 million and $37.9 million have been recognized on a straight-line basis as “Bareboat charter revenue” in the Unaudited Condensed Consolidated Statements of Operations. There were nil revenues from operating leases for the three and six months ended June 30, 2023.
The minimum future revenues to be received under the Company's operating leases on its jack-up rigs as of June 30, 2024, are as follows:

(In $ millions)
2024	53.9
2025	106.9
Total minimum contractual future revenues	160.8
The cost and accumulated depreciation of jack-up rigs leased to third parties as of June 30, 2024 were $746.1 million and $160.1 million, respectively. There were no jack-up rigs leased to third parties as of December 31, 2023.